GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS U.S. High Income ETF

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 48.37%

Capital Markets - 14.61%
Ares Capital Corp.	37,771	$637,574
Bain Capital Specialty Finance, Inc.	50,208	602,496
Barings BDC, Inc.	71,105	588,038
BlackRock TCP Capital Corp.	57,747	631,175
Carlyle Secured Lending, Inc.	55,687	637,059
Goldman Sachs BDC, Inc.	40,223	581,222
Golub Capital BDC, Inc.	51,129	633,488
Hercules Capital, Inc.	47,317	547,931
New Mountain Finance Corp.	57,491	662,872
Oaktree Specialty Lending Corp.	104,098	624,588
Owl Rock Capital Corp.	54,180	561,847
Prospect Capital Corp.	92,614	574,207
Sixth Street Specialty Lending, Inc.	33,827	552,733
SLR Investment Corp.	42,850	527,912
TriplePoint Venture Growth BDC Corp.	44,563	483,954
Total Capital Markets		8,847,096
Energy Equipment & Services - 1.45%
USA Compression Partners LP(a)	50,370	876,438
Equity Real Estate Investment Trust (REIT) - 5.46%
Alexander’s, Inc.	3,001	627,089
Gaming and Leisure Properties, Inc.	16,790	742,789
Getty Realty Corp.	25,063	673,944
Spirit Realty Capital, Inc.	16,562	598,882
WP Carey, Inc.	9,659	674,198
Total Equity Real Estate Investment Trust (REIT)		3,316,902
Mortgage Real Estate Investment Trust (REIT) - 6.97%
AGNC Investment Corp.	50,730	427,147
Annaly Capital Management, Inc.	23,832	408,957
Apollo Commercial Real Estate Finance, Inc.	58,004	481,433
Blackstone Mortgage Trust, Inc., Class A	24,817	579,229
Broadmark Realty Capital, Inc.	82,010	419,071
Chimera Investment Corp.	50,500	263,610
KKR Real Estate Finance Trust, Inc.	36,723	596,749
PennyMac Mortgage Investment Trust	43,788	515,823
Rithm Capital Corp.	70,783	518,132
Total Mortgage Real Estate Investment Trust (REIT)		4,210,151
Oil, Gas & Consumable Fuels - 19.88%
Cheniere Energy Partners LP	18,772	1,001,674
Crestwood Equity Partners LP	30,994	860,703
Delek Logistics Partners LP(a)	18,026	918,244
Energy Transfer LP(a)	94,979	1,047,618
Enterprise Products Partners LP	36,364	864,736
Hess Midstream LP, Class A	29,067	741,790
Holly Energy Partners LP(a)	47,868	785,514
Kinder Morgan, Inc.	49,919	830,652

Investments	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP	17,573	$834,893
MPLX LP(a)	27,052	811,831
NuStar Energy LP	54,750	739,125
ONEOK, Inc.	13,456	689,485
Shell Midstream Partners LP(a)	71,890	1,136,582
Sunoco LP(a)	19,963	777,958
Total Oil, Gas & Consumable Fuels		12,040,805

TOTAL COMMON STOCKS
(Cost $32,388,506)		29,291,392

INVESTMENT COMPANIES - 51.65%

Allspring Income Opportunities	324,568	2,012,322
Angel Oak Financial Strategies Income Term Trust	173,497	2,324,860
Ares Dynamic Credit Allocation Fund, Inc.	182,105	2,139,734
Barings Global Short Duration High Yield Fund	171,521	2,095,987
BlackRock Corporate High Yield Fund, Inc.	235,419	2,012,832
DoubleLine Yield Opportunities Fund	155,665	2,099,921
First Trust Senior Floating Rate Income Fund II	242,601	2,423,584
KKR Income Opportunities Fund	177,587	2,031,595
Nuveen Credit Strategies Income Fund	444,517	2,271,482
Nuveen Real Asset Income and Growth Fund	183,859	2,050,028
PGIM Global High Yield Fund, Inc.	189,457	2,004,455
PGIM High Yield Bond Fund, Inc.	179,367	2,069,895
Western Asset Emerging Markets Debt Fund, Inc.	224,877	1,794,518
Western Asset High Income Fund II, Inc.	420,366	1,832,796
Western Asset High Yield Defined Opportunity Fund, Inc.	188,583	2,114,015

TOTAL INVESTMENT COMPANIES
(Cost $43,614,435)		31,278,024

TOTAL INVESTMENTS - 100.02%
(Cost $76,002,941)		$60,569,416

Liabilities In Excess Of Other Assets - (0.02%)		(10,463)

NET ASSETS (100.00%)		$60,558,953

(a) Master Limited Partnership (“MLP”).

GraniteShares HIPS U.S. High Income ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$29,291,392	$–	$–	$29,291,392
Investment Companies	31,278,024	–	–	31,278,024
Total	$60,569,416	$–	$–	$60,569,416

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.